UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700


Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     November 1, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $3,604,213 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    92493   363688 SH       SOLE                   253557        0   110131
AMDOCS LTD                     ORD              G02602103   165915  5029251 SH       SOLE                  3475723        0  1553528
BARD C R INC                   COM              067383109    94681   904738 SH       SOLE                   626676        0   278062
BECTON DICKINSON & CO          COM              075887109   212133  2700269 SH       SOLE                  1865428        0   834841
BLACKBAUD INC                  COM              09227Q100    77582  3243383 SH       SOLE                  2242225        0  1001158
BROWN & BROWN INC              COM              115236101   139406  5347359 SH       SOLE                  3704585        0  1642774
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    58904  1006039 SH       SOLE                   695002        0   311037
COLGATE PALMOLIVE CO           COM              194162103    78587   732948 SH       SOLE                   506304        0   226644
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    91630  5428300 SH       SOLE                  3824700        0  1603600
DANAHER CORP DEL               COM              235851102   341796  6197562 SH       SOLE                  4280157        0  1917405
DIGI INTL INC                  COM              253798102    16796  1653164 SH       SOLE                  1653164        0        0
EBAY INC                       COM              278642103   122355  2527469 SH       SOLE                  1762168        0   765301
INTUIT                         COM              461202103    95179  1616483 SH       SOLE                  1118855        0   497628
JONES LANG LASALLE INC         COM              48020Q107   176230  2308192 SH       SOLE                  1594325        0   713867
MERCADOLIBRE INC               COM              58733R102     6687    81004 SH       SOLE                    55997        0    25007
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    30938   920485 SH       SOLE                   676230        0   244255
MSCI INC                       COM              55354G100   209039  5840723 SH       SOLE                  4036893        0  1803830
NIELSEN HOLDINGS N V           COM              N63218106   174025  5804693 SH       SOLE                  4012841        0  1791852
NORTHERN TR CORP               COM              665859104   110603  2382919 SH       SOLE                  1659866        0   723053
POLYPORE INTL INC              COM              73179V103    67835  1918952 SH       SOLE                  1327523        0   591429
PROCTER & GAMBLE CO            COM              742718109   115643  1667281 SH       SOLE                  1160139        0   507142
QUALCOMM INC                   COM              747525103   170122  2722381 SH       SOLE                  1942715        0   779666
SCHEIN HENRY INC               COM              806407102   337004  4251342 SH       SOLE                  2945309        0  1306033
SIGMA ALDRICH CORP             COM              826552101    27920   387940 SH       SOLE                   268008        0   119932
SPDR S&P 500 ETF TR            TR UNIT          78462F103    15472   107500 SH       SOLE                    17000        0    90500
STRAYER ED INC                 COM              863236105    52868   821568 SH       SOLE                   566119        0   255449
VARIAN MED SYS INC             COM              92220P105   198623  3292826 SH       SOLE                  2275827        0  1016999
VERISK ANALYTICS INC           CL A             92345Y106    45635   958508 SH       SOLE                   662308        0   296200
WATERS CORP                    COM              941848103   278112  3337479 SH       SOLE                  2307263        0  1030216